NONCONTROLLING INTEREST (Details) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended	12 Months Ended			12 Months Ended										0 Months Ended	12 Months Ended				12 Months Ended				1 Months Ended	12 Months Ended				12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Mar. 06, 2013 Bona Guoqiang	Dec. 31, 2014 Bona Guoqiang USD ($)	Dec. 31, 2013 Bona Guoqiang USD ($)	Mar. 06, 2013 Bona Guoqiang	Dec. 31, 2014 Cinema Popular USD ($)	Dec. 31, 2013 Cinema Popular USD ($)	Dec. 31, 2012 Cinema Popular USD ($)	Dec. 31, 2014 Mango Cinema	Dec. 31, 2013 Mango Cinema USD ($)	Dec. 31, 2014 Xi'an Huitong	Dec. 31, 2013 Xi'an Huitong USD ($)	Dec. 31, 2014 Distribution Workshop (BVI&HK) USD ($)	Dec. 31, 2013 Distribution Workshop (BVI&HK) USD ($)	Dec. 31, 2012 Distribution Workshop (BVI&HK) USD ($)	May 17, 2013 Xi'an Huitong USD ($)	Dec. 31, 2013 Xi'an Huitong USD ($)	Dec. 31, 2012 Xi'an Huitong USD ($)	May 17, 2013 Xi'an Huitong USD ($)	May 17, 2013 Xi'an Huitong CNY	Dec. 31, 2013 Xi'an Huitong USD ($)	Dec. 31, 2014 Shanghai Cinema USD ($)	Dec. 31, 2013 Shanghai Cinema USD ($)	Dec. 31, 2012 Shanghai Cinema USD ($)	Jan. 31, 2013 Mango Cinema USD ($)	Dec. 31, 2014 Mango Cinema USD ($)	Dec. 31, 2013 Mango Cinema USD ($)	Dec. 31, 2012 Mango Cinema USD ($)	Jan. 31, 2013 Mango Cinema CNY	Dec. 31, 2013 Mango Cinema USD ($)	Apr. 20, 2012 Tianjin Nongken	Dec. 31, 2014 Tianjin Nongken USD ($)	Dec. 31, 2013 Tianjin Nongken USD ($)	Dec. 31, 2012 Tianjin Nongken USD ($)	Apr. 20, 2012 Tianjin Nongken
Changes in noncontrolling interest
Balance at the beginning of the period	$ 1,796	$ 3,937	$ 3,445		$ 35			$ (358)	$ (352)	$ (324)					$ 384	$ 641	$ 644		$ 345	$ 285				$ 2,147	$ 2,057	$ 1,951	$ 1,092	$ 395	$ 1,092	$ 889				$ (807)	$ 154
Capital contribution by noncontrolling shareholders		48	774			48						(758)		(307)									(307)									(758)				774
Acquisition of equity interest from noncontrolling interest																		(307)									(758)	803
Foreign currency translation adjustment	(3)	9	2		(1)	1				(20)						(1)	1		4	3				(4)	4	1		(10)	12	10				25	(11)	7
Net income (loss)	(557)	(1,133)	(284)		(16)	(14)		(6)	(6)	(8)					58	(256)	(4)		(42)	57				54	86	105		50	49	193				(655)	(950)	(627)
Balance at the end of the period	2,039	1,796	3,937		18	35		(364)	(358)	(352)					442	384	641			345				2,197	2,147	2,057		435	395	1,092				(1,437)	(807)	154
Percentage of equity interest owned by third-party shareholder							30.00%																														49.00%
Ownership interest acquired (as a percent)																					49.00%	49.00%					34.00%
Cash consideration																					398	2,450					328				2,040
Reduction of noncontrolling interest																		307									758	(803)
Ownership percentage				70.00%	0.00%			50.00%			0.00%		0.00%					100.00%															51.00%
Increase (decrease) of noncontrolling interest in additional paid-in capital	$ 803	$ (726)																$ 92									$ 430